ALGER GLOBAL
FOCUS FUND

QUARTERLY REPORT
JANUARY 31, 2023

Alger is a signatory to the PRI and carbon neutral.

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
AUSTRALIA—3.4%
APPLICATION SOFTWARE—0.5%
Xero Ltd.*	1,750	$96,440
HEALTHCARE TECHNOLOGY—2.9%
Pro Medicus Ltd.	11,700	558,698
TOTAL AUSTRALIA
(Cost $452,231)		655,138
BRAZIL—1.7%
FOOTWEAR—1.7%
Arezzo Industria e Comercio SA	19,100	329,554
(Cost $261,342)
CHINA—6.5%
AUTOMOBILE MANUFACTURERS—2.8%
BYD Co., Ltd., Cl. H	17,014	538,840
HOTELS RESORTS & CRUISE LINES—1.9%
Trip.com Group Ltd.#,*	9,600	352,896
INTERNET & DIRECT MARKETING RETAIL—1.8%
Meituan, Cl. B*	15,400	344,311
TOTAL CHINA
(Cost $1,103,177)		1,236,047
FRANCE—9.1%
APPAREL ACCESSORIES & LUXURY GOODS—2.9%
LVMH Moet Hennessy Louis Vuitton SE	625	545,585
LIFE SCIENCES TOOLS & SERVICES—2.4%
Eurofins Scientific SE	6,400	459,049
OIL & GAS STORAGE & TRANSPORTATION—1.8%
Gaztransport Et Technigaz SA	3,165	349,894
RESEARCH & CONSULTING SERVICES—2.0%
Teleperformance	1,350	375,265
TOTAL FRANCE
(Cost $1,220,815)		1,729,793
GERMANY—4.2%
AEROSPACE & DEFENSE—2.0%
Hensoldt AG	13,200	382,692
OIL & GAS REFINING & MARKETING—2.2%
VERBIO Vereinigte BioEnergie AG	6,728	424,115
TOTAL GERMANY
(Cost $674,758)		806,807
HONG KONG—2.0%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Samsonite International SA*	130,000	387,303
(Cost $382,183)
INDIA—4.3%
DIVERSIFIED BANKS—2.4%
HDFC Bank Ltd.#	6,800	458,048

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
INDIA—4.3% (CONT.)
HOTELS RESORTS & CRUISE LINES—1.9%
MakeMyTrip Ltd.*	12,400	$359,352
TOTAL INDIA
(Cost $859,693)		817,400
IRELAND—2.1%
PACKAGED FOODS & MEATS—2.1%
Kerry Group PLC, Cl. A	4,300	402,892
(Cost $482,357)
ITALY—5.3%
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Moncler SpA	5,003	313,111
AUTOMOBILE MANUFACTURERS—3.6%
Ferrari NV	2,750	691,103
TOTAL ITALY
(Cost $614,042)		1,004,214
JAPAN—2.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Keyence Corp.	1,100	506,367
(Cost $393,302)
MEXICO—0.1%
AIRPORT SERVICES—0.1%
Grupo Aeroportuario del Centro Norte SAB de CV	1,307	11,918
(Cost $11,779)
NETHERLANDS—8.4%
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Adyen NV*	290	438,433
HEAVY ELECTRICAL EQUIPMENT—2.2%
Alfen Beheer BV*	4,575	424,441
SEMICONDUCTOR EQUIPMENT—3.9%
ASML Holding NV	1,116	738,365
TOTAL NETHERLANDS
(Cost $1,534,915)		1,601,239
NORWAY—1.8%
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
Aker Carbon Capture ASA*	235,219	348,659
(Cost $542,265)
SPAIN—2.1%
BIOTECHNOLOGY—2.1%
Grifols SA#,*	44,000	400,840
(Cost $502,296)
SWITZERLAND—1.9%
SPECIALTY CHEMICALS—1.9%
Sika AG	1,300	369,330
(Cost $235,515)

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
UNITED KINGDOM—2.2%
FINANCIAL EXCHANGES & DATA—2.2%
London Stock Exchange Group PLC	4,550	$416,496
(Cost $416,289)
UNITED STATES—39.5%
APPLICATION SOFTWARE—8.6%
Adobe, Inc.*	1,343	497,367
Atlassian Corp., Cl. A*	2,095	338,594
Intuit, Inc.	1,900	803,073
		1,639,034
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	1,850	320,457
CONSUMER FINANCE—4.2%
American Express Co.	4,600	804,678
FINANCIAL EXCHANGES & DATA—4.1%
MSCI, Inc., Cl. A	1,460	776,078
HEALTHCARE EQUIPMENT—3.3%
Insulet Corp.*	2,200	632,104
INTERNET & DIRECT MARKETING RETAIL—3.5%
Amazon.com, Inc.*	6,400	660,032
MOVIES & ENTERTAINMENT—3.8%
The Walt Disney Co.*	6,750	732,307
OIL & GAS EQUIPMENT & SERVICES—3.0%
Schlumberger Ltd.	10,200	581,196
PHARMACEUTICALS—2.9%
Eli Lilly & Co.	1,600	550,640
SYSTEMS SOFTWARE—4.4%
Microsoft Corp.	3,425	848,749
TOTAL UNITED STATES
(Cost $5,656,503)		7,545,275
TOTAL COMMON STOCKS
(Cost $15,343,462)		18,569,272

PREFERRED STOCKS—0.0%	SHARES	VALUE
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	33,858	—
(Cost $152,361)
Total Investments
(Cost $15,495,823)	97.3%	$18,569,272
Affiliated Securities (Cost $152,361)		—
Unaffiliated Securities (Cost $15,343,462)		18,569,272
Other Assets in Excess of Liabilities	2.7%	513,145
NET ASSETS	100.0%	$19,082,417

#	American Depositary Receipts.

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	0.40%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries.

The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Focus Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$732,307		$732,307	$—	$—
Consumer Discretionary	4,842,544		2,713,394	2,129,150	—
Consumer Staples	402,892		—	402,892	—
Energy	1,355,205		581,196	774,009	—
Financials	2,455,300		2,038,804	416,496	—
Healthcare	2,601,331		1,583,584	1,017,747	—
Industrials	1,542,975		11,918	1,531,057	—
Information Technology	4,267,388		2,487,783	1,779,605	—
Materials	369,330		—	369,330	—
TOTAL COMMON STOCKS	$18,569,272		$10,148,986	$8,420,286	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$18,569,272		$10,148,986	$8,420,286	$—

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	—

* Includes securities that are fair valued at zero.

The following table provides quantitative information about the Fund’s Level 3 fair value measurements of the Fund’s investments as of January 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund’s fair value measurements.

	Fair Value		Valuation	Unobservable		Weighted
	January 31, 2023		Methodology	Input	Range/Input	Average Inputs
Alger Global Focus Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$149,163	$(183,055)	$332,218	$—

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

There were no derivative instruments held by the Fund throughout the period or as of January 31, 2023.

NOTE 5 — Affiliated Securities:

During the three-month period ended January 31, 2023, as disclosed in the following table, the Fund held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Fund for purposes of the 1940 Act. Transactions during the three-month period ended January 31, 2023 with such affiliated persons are summarized below.

	Shares			Shares			Net Change
	Held at			Held at			in	Value at
	October 31,	Shares	Shares	January 31,	Dividend	Realized	Unrealized	January 31,
Security	2022	Purchased	Sold	2023	Income	Gain (Loss)	App(Dep)	2023
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	33,858	—	—	33,858	$—	$—	$—	$—	*
Total					$—	$—	$—	$—

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.